UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:   Funds For Institutions Series

FFI Government Fund

BlackRock Government Institutional Fund (Formerly FFI Institutional Fund)

BlackRock Premier Government Institutional Fund (Formerly FFI Premier Institutional Fund)

BlackRock Select Government Institutional Fund (Formerly FFI Select Institutional Fund)

FFI Treasury Fund

  Master Institutional Money Market LLC

Master Government Institutional Portfolio (Formerly Master Institutional Portfolio)

Master Premier Government Institutional Fund (Formerly Master Premier Institutional Fund)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes (a):
0.22%, 2/01/16	$1,925	$1,925,000
0.20%, 2/03/16	2,000	1,999,978
0.30%, 2/17/16	12,640	12,638,343
0.24%, 2/23/16	8,510	8,508,778
0.50%, 4/27/16	6,698	6,690,000
0.57%, 6/22/16	2,500	2,494,428
Fannie Mae Variable Rate Notes, 0.44%, 7/25/16 (b)	29,780	29,786,007
Federal Farm Credit Bank Variable Rate Notes (b):
0.43%, 2/26/16	16,564	16,563,972
0.43%, 12/16/16	14,938	14,938,000
Federal Farm Credit Discount Notes, 0.44%, 5/17/16 (a)	5,000	4,993,522
Federal Home Loan Bank, 0.34%, 3/14/16	15,840	15,839,575
Federal Home Loan Bank Discount Notes (a):
0.14%, 2/19/16	3,700	3,699,732
0.15%, 2/22/16	12,370	12,368,918
0.30%, 2/24/16	15,000	14,997,173
0.18%, 3/01/16	8,965	8,963,700
0.32%, 3/02/16	35,000	34,990,812
0.17%, 3/07/16	18,415	18,411,956
0.41%, 4/29/16	21,450	21,428,502
Federal Home Loan Bank Variable Rate Notes (b):
0.39%, 3/08/16	30,845	30,845,000
0.38%, 4/15/16	25,000	25,000,000
0.22%, 5/17/16	30,000	30,000,000
0.27%, 5/20/16	10,000	9,999,542
0.31%, 5/27/16	10,700	10,699,484
0.28%, 8/26/16	19,020	19,020,000
Freddie Mac Discount Notes (a):
0.17%, 2/04/16	2,135	2,134,970
0.19%, 2/25/16	39,625	39,619,981
0.28%, 3/14/16	21,370	21,363,019
0.41%, 4/01/16	10,000	9,993,217
0.32%, 4/06/16	3,760	3,757,828
0.39%, 5/05/16	50,000	49,949,083
0.42%, 5/09/16	10,365	10,353,290
0.54%, 7/06/16	3,800	3,791,108
Freddie Mac Variable Rate Notes (b):
0.39%, 2/18/16	20,280	20,279,856
0.43%, 1/13/17	9,495	9,494,080
Total U.S. Government Sponsored Agency Obligations — 53.5%		527,538,854

U.S. Treasury Obligations — 2.0%	Par (000)	Value
U.S. Treasury Notes, 0.25%, 4/15/16	$20,000	$19,994,929

Repurchase Agreements
BNP Paribas Securities Corp., 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $60,001,700, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.50%, due 3/25/25 to 12/25/45, original par and fair values of $1,119,435,753 and $64,401,115, respectively) (c)	60,000	60,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $64,401,115)		60,000,000
Citigroup Global Markets, Inc., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $50,001,333, collateralized by various U.S. Treasury Obligations, 0.63% to 2.25%, due 4/30/18 to 4/30/21, original par and fair values of $50,534,440 and $51,000,021, respectively) (d)	50,000	50,000,000
Citigroup Global Markets, Inc., 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $20,000,567, collateralized by various U.S. Treasury Obligations, 0.00%, due 2/15/31 to 11/15/44, original par and fair values of $39,088,700 and $20,400,018, respectively)	20,000	20,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $71,400,039)		70,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2016	1

Schedule of Investments (continued)	FFI Government Fund

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.63%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $28,001,470, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 5.50%, due 10/16/28 to 6/16/55, original par and fair values of $625,079,304 and $31,080,049, respectively) (b)	$28,000	$28,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $31,080,049)		28,000,000
Goldman Sachs & Co., 0.37%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $24,001,727, collateralized by various U.S. Government Sponsored Agency Obligations, 2.55% to 6.37%, due 3/01/23 to 6/16/43, original par and fair values of $47,025,398 and $24,724,563, respectively)	24,000	24,000,000
Total Value of Goldman Sachs & Co. (collateral value of $24,724,563)		24,000,000
HSBC Securities (USA), Inc., 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $25,000,646, collateralized by various U.S. Treasury Obligations, 0.00% to 8.75%, due 5/26/16 to 8/15/30, original par and fair values of $25,355,801 and $25,504,783, respectively) (b)	25,000	25,000,000
HSBC Securities (USA), Inc., 0.33%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $6,000,165, collateralized by a U.S. Treasury Obligation, 1.63%, due 11/30/20, original par and fair value of $6,035,000 and $6,120,359, respectively)	6,000	6,000,000
HSBC Securities (USA), Inc., 0.33%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $20,001,925, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 5.50%, due 7/01/25 to 6/01/42, original par and fair values of $80,568,674 and $72,100,767, respectively)	70,000	70,000,000

Repurchase Agreements	Par (000)	Value
Total Value of HSBC Securities (USA), Inc. (collateral value of $103,626,909)		$101,000,000
J.P. Morgan Securities LLC, 0.43%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $40,001,433, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 4.00%, due 1/01/30 to 2/01/45, original par and fair values of $43,312,883 and $41,202,089, respectively) (b)	$40,000	40,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $41,202,089)		40,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $11,000,293, collateralized by a U.S. Treasury Obligation, 3.75%, due 11/15/43, original par and fair value of $9,268,700 and $11,220,101, respectively)	11,000	11,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $4,000,113, collateralized by a U.S. Government Sponsored Agency Obligation, 4.80%, due 5/20/63, original par and fair value of $33,777,689 and $4,440,000, respectively)	4,000	4,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.38%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $13,000,961, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 5.52%, due 3/20/29 to 2/15/54, original par and fair values of $119,444,303 and $14,262,474, respectively)	13,000	13,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $29,922,575)		28,000,000

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2016

Schedule of Investments (continued)	FFI Government Fund

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.29%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $12,000,290 collateralized by a U.S. Government Sponsored Agency Obligation, 3.50%, due 1/20/46, original par and fair value of $11,579,624 and $12,240,001, respectively)	$12,000	$12,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $12,240,001)		12,000,000
TD Securities (USA) LLC, 0.33%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $7,000,193, collateralized by a U.S. Treasury Obligation, 3.75%, due 11/15/18, original par and fair value of $6,590,700 and $7,140,046, respectively)	7,000	7,000,000
TD Securities (USA) LLC, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $18,000,525, collateralized by various U.S. Treasury Obligations, 0.00% to 3.50%, due 7/28/16 to 9/01/45, original par and fair values of $18,056,284 and $18,510,142, respectively)	18,000	18,000,000

Repurchase Agreements	Par (000)	Value
Total Value of TD Securities (USA) LLC (collateral value of $25,650,188)		$25,000,000
Wells Fargo Securities LLC, 0.36%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $50,001,500, collateralized by a U.S. Government Sponsored Agency Obligation, 3.50%, due 1/01/46, original par and fair value of $49,212,494 and $51,500,000, respectively) (b)	$50,000	50,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $51,500,000)		50,000,000
Total Repurchase Agreements — 44.5%		438,000,000
Total Investments (Cost — $985,533,783*) — 100.0%		985,533,783
Liabilities in Excess of Other Assets — (0.0)%		(149,276)

Net Assets — 100.0%		$985,384,507

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2016	3

Schedule of Investments (concluded)	FFI Government Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$985,533,783	—	$985,533,783

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2016, cash of $35,754 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

4	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Government Institutional Fund (fka FFI Institutional Fund) (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Government Institutional Portfolio of Master Institutional Money Market LLC	$1,527,468,782
Total Investments (Cost — $1,527,468,782) — 100%	1,527,468,782
Assets In Excess of Other Liabilities — (0.00)%	34,711

Net Assets — 100.0%	$1,527,503,493

BlackRock Government Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Government Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2016, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,527,468,782 and 57.0%, respectively.

Fair Value Hierarchy as of Period End

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2016, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2016	1

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Premier Government Institutional Fund (fka FFI Premier Institutional Fund) (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Premier Government Institutional Portfolio of Master Institutional Money Market LLC	$3,594,316,007
Total Investments (Cost — $3,594,316,007) — 100%	3,594,316,007
Liabilities in Excess of Other Assets — (0.00)%	(496,492)

Net Assets — 100.0%	$3,593,819,515

BlackRock Premier Government Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Government Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2016, the value of the investment and the percentage owned by the Fund of the Portfolio was $3,594,316,007 and 100.0%, respectively.

Fair Value Hierarchy as of Period End

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2016, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2016	1

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Select Government Institutional Fund (fka FFI Select Institutional Fund) (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Government Institutional Portfolio of Master Money Market LLC	$1,150,495,521
Total Investments (Cost — $1,150,495,521) — 100%	1,150,495,521
Liabilities in Excess of Other Assets — (0)%	(179,832)

Net Assets — 100.0%	$1,150,315,690

BlackRock Select Government Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Government Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31,2016, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,150,495,521 and 43.0%, respectively.

Fair Value Hierarchy as of Period End

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2016, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2016	1

Schedule of Investments January 31, 2016 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.18% - 0.22%, 2/04/16	$41,878	$41,877,348
0.22%, 2/11/16	209,911	209,898,513
0.13% - 0.25%, 2/18/16	157,000	156,984,416
0.14% - 0.30%, 2/25/16	367,000	366,942,084
0.22%, 3/03/16	76,000	75,985,930
0.25%, 3/24/16	50,000	49,981,945
0.11%, 3/31/16	10,000	9,998,279
0.25%, 4/07/16	70,000	69,968,558
0.26%, 4/21/16	86,330	86,280,775
0.31%, 4/28/16	25,000	24,981,573
0.52% - 0.54%, 6/09/16	35,000	34,933,762
0.60%, 6/16/16	17,000	16,962,430
0.52%, 7/07/16	35,000	34,921,391
0.48%, 7/14/16	25,000	24,946,472

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.38% - 4.50%, 2/15/16	$77,825	$77,862,807
0.25% - 2.63%, 2/29/16	56,845	56,941,022
2.38%, 3/31/16	47,880	48,043,458
0.37%, 4/30/16 (b)	41,797	41,797,010
0.36%, 10/31/16 (b)	58,842	58,834,322
0.39%, 1/31/17 (b)	22,000	22,000,000
0.38%, 4/30/17 (b)	34,577	34,578,389
Total Investments (Cost — $1,544,720,484*) — 99.4%		1,544,720,484
Other Assets Less Liabilities — 0.6%		9,968,484

Net Assets — 100.0%		$1,554,688,968

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2016	1

Schedule of Investments (concluded)	FFI Treasury Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,544,720,484	—	$1,544,720,484

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $10,173,783 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	Master Government Institutional Portfolio (fka Master Institutional Portfolio) (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae:
0.36%, 2/10/16 (a)	$14,985	$14,983,651
0.44%, 8/16/17 (b)	30,000	29,995,330
0.44%, 10/05/17 (b)	17,000	16,995,648
Fannie Mae Discount Notes, 0.44%, 7/20/16 (a)	37,500	37,422,083
Federal Farm Credit Bank, 0.51%, 3/30/17 (b)	30,000	29,996,348
Federal Farm Credit Discount Notes (a):
0.20%, 2/17/16	5,000	4,999,556
0.49%, 6/03/16	12,790	12,768,587
0.62%, 8/12/16	10,000	9,966,761
Federal Home Loan Bank (a):
0.29%, 2/03/16	57,110	57,109,080
0.33%, 2/08/16	34,000	33,997,818
0.24%, 2/17/16	40,000	39,995,822
0.32%, 3/02/16	35,000	34,990,813
0.32%, 3/02/16	30,000	29,992,250
0.47%, 3/09/16	44,500	44,478,687
0.48%, 3/09/16	34,490	34,473,339
0.46%, 3/16/16	10,000	9,994,439
0.50%, 3/17/16	40,000	39,975,000
0.50%, 5/03/16	41,200	41,147,356
0.40%, 4/27/16	65,000	64,937,889
0.41%, 4/29/16	16,000	15,983,964
0.39%, 5/26/16	42,700	42,646,803
0.45%, 6/13/16	25,000	24,958,438
Federal Home Loan Bank Variable Rate Notes (b):
0.57%, 1/06/17	35,000	35,000,000
0.18%, 2/07/17 - 2/10/17	35,000	34,994,317
0.23%, 2/17/17	32,000	31,994,928
0.34%, 8/25/17	21,000	21,000,000
Federal National Loan Mortgage Corp., 0.19%, 3/03/16 (a)	42,000	41,992,947
Freddie Mac (a):
0.43%, 3/08/16	31,405	31,391,496
0.28%, 3/14/16	108,255	108,219,637
0.40%, 4/01/16	30,000	29,980,000
0.44%, 4/07/16	31,400	31,374,671
0.46%, 4/12/16	30,000	29,972,783
0.39%, 5/06/16	27,075	27,047,135
0.40%, 6/03/16	50,000	49,931,667
0.54%, 7/05/16	11,930	11,902,263
Freddie Mac Variable Rate Notes (b):
0.42%, 9/16/16	23,000	23,000,000
0.47%, 4/27/17	16,000	15,995,975
Total U.S. Government Sponsored Agency Obligations – 44.7%		1,195,607,481

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.20%, 2/25/16	$45,295	$45,289,097
0.30%, 5/05/16	42,325	42,292,343
U.S. Treasury Notes:
4.50%, 2/15/16	30,000	30,049,023
0.38%, 7/31/17 (b)	40,000	39,973,947
0.47%, 10/31/17 (b)	20,315	20,289,563
0.58%, 1/31/18 (b)	34,885	34,870,381
Total U.S. Treasury Obligations – 7.9%		212,764,354

Repurchase Agreements
Bank of Montreal, 0.30%, 2/05/16 (Purchased on 1/29/16 to be repurchased at $45,002,625, collateralized by various U.S. Government Sponsored Agency Obligations, 0.63% to 3.13%, due 5/31/17 to 2/15/43, original par and fair values of $43,033,400 and $45,900,026, respectively) (c)	45,000	45,000,000
Total Value of Bank of Montreal (collateral value of $45,900,026)		45,000,000
BNP Paribas Securities Corp., 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $75,002,188, collateralized by various U.S. Government Sponsored Agency Obligations, 2.00%, due 2/15/25 to 8/15/25, original par and fair values of $75,707,726 and $76,500,000, respectively)	75,000	75,000,000
BNP Paribas Securities Corp., 0.37%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $40,001,233, collateralized by various U.S. Government Sponsored Agency Obligations, 1.88% to 5.73%, due 7/20/34 to 12/20/45, original par and fair values of $44,176,558 and $42,800,231, respectively)	40,000	40,000,000

MASTER INSTITUTIONAL MONEY MARKET LLC	JANUARY 31, 2016	1

Schedule of Investments (continued)	Master Government Institutional Portfolio (fka Master Institutional Portfolio)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.32%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $96,005,973, collateralized by various U.S. Government Sponsored Agency Obligations, 0.38% to 4.38%, due 8/31/16 to 2/15/44, original par and fair values of $90,798,900 and $97,920,096, respectively)	$96,000	$96,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $217,220,327)		211,000,000
Citigroup Global Markets, Inc., 0.32%, 2/01/16 (Purchased on 1/29/2016 to be repurchased at $25,000,667, collateralized by various U.S. Government Sponsored Agency Obligations, 0.63% to 2.25%, due 4/30/18 to 4/30/21, original par and fair values of $25,267,220 and $25,500,010, respectively) (d)	25,000	25,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $25,500,010)		25,000,000
Credit Suisse Securities (USA) LLC, 0.63%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $62,0003,229, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 4.50%, due 9/20/35 to 6/20/65, original par and fair values of $1,002,648,617 and $68,820,233, respectively) (b)	62,000	62,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $68,820,233)		62,000,000
Federal Reserve Bank of New York, 0.25%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $280,005,833, collateralized by various U.S. Treasury Obligations, 1.00% to 2.00%, due 8/31/19 to 11/30/20, original par and fair values of $275,448,500 and $280,005,843, respectively)	280,000	280,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $280,05,843)		280,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $50,001,292, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00%, due 3/31/16 to 5/26/16, original par and fair values of $51,038,300 and $51,004,331, respectively)	$50,000	$50,000,000
HSBC Securities (USA), Inc., 0.33%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $40,001,100, collateralized by a U.S. Government Sponsored Agency Obligation, 1.63%, due 11/30/20, original par and fair value of $40,235,000 and $40,804,082, respectively)	40,000	40,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $91,808,413)		90,000,000
J.P. Morgan Securities LLC, 0.34%, 2/01/16, (Purchased on 1/29/2016 to be repurchased at $100,002,833, collateralized by various U.S. Government Sponsored Agency Obligations, 0.75% to 1.63%, due 10/31/17 to 11/30/20, original par and fair values of $101,588,200 and $102,000,187, respectively)	100,000	100,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $102,000,187)		100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $110,002,933, collateralized by a U.S. Government Sponsored Agency Obligation, 3.63%, due 8/15/43, original par and fair value of $94,072,300 and $112,200,071, respectively)	110,000	110,000,000

2	MASTER INSTITUTIONAL MONEY MARKET LLC	JANUARY 31, 2016

Schedule of Investments (continued)	Master Government Institutional Portfolio (fka Master Institutional Portfolio)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $150,004,250, collateralized by a U.S. Government Sponsored Agency Obligation, 4.50%, due 4/20/44, original par and fair value of $238,048,065 and $153,000,000, respectively)	$150,000	$150,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $265,200,071)		260,000,000
RBC Capital Markets LLC, 0.29%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $10,000,242, collateralized by a U.S. Government Sponsored Agency Obligation, 1.50%, due 5/31/20, original par and fair value of $10,099,500 and $10,200,081, respectively)	10,000	10,000,000
RBC Capital Markets LLC, 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $95,002,454, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 30.77%, due 9/01/28 to 2/01/46, original par and fair values of $295,573,621 and $98,666,516, respectively)	95,000	95,000,000
Total Value of RBC Capital Markets LLC (collateral value of $108,866,597)		105,000,000

Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.33%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $50,001,375, collateralized by various U.S. Government Sponsored Agency Obligations, 0.63% to 2.50%, due 10/15/16 to 2/15/45, original par and fair values of $50,343,600 and $51,000,058, respectively)	$50,000	$50,000,000
TD Securities (USA) LLC, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $50,001,458, collateralized by various U.S. Government Sponsored Agency Obligations, 1.50% to 2.75%, due 5/31/17 to 5/31/20, original par and fair values of $50,453,500 and $51,000,051, respectively)	50,000	50,000,000
Total Value of TD Securities (USA) LLC (collateral value of $102,000,109)		100,000,000
Total Repurchase Agreements – 47.7%		1,278,000,000
Total Investments (Cost — $2,686,371,835*) — 100.3%		2,686,371,835
Liabilities in Excess of Other Assets — (0.3)%		(8,407,532)

Net Assets — 100.0%		$2,677,964,303

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

MASTER INSTITUTIONAL MONEY MARKET LLC	JANUARY 31, 2016	3

Schedule of Investments (concluded)	Master Government Institutional Portfolio (fka Master Institutional Portfolio)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,686,371,835	—	$2,686,371,835

[1]	See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $25,943,036 was categorized as Level 1 within the disclosure hierarchy.

As of period end, there were no transfers between levels.

4	MASTER INSTITUTIONAL MONEY MARKET LLC	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	Master Premier Government Institutional Portfolio (fka Master Premier Institutional Portfolio) (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae:
0.36%, 2/10/16 (a)	$19,815	$19,813,217
0.43%, 3/21/16 (a)	14,900	14,891,279
0.48%, 4/27/16 (a)	33,821	33,782,623
0.44%, 8/16/17 (b)	40,000	39,993,773
0.44%, 10/05/17 (b)	21,000	20,994,624
Federal Farm Credit Bank (b):
0.51%, 3/30/17	40,000	39,995,131
0.54%, 1/23/18	14,140	14,140,273
0.59%, 1/26/18	30,000	29,993,905
0.59%, 4/09/18	20,000	19,997,797
Federal Farm Credit Discount Notes (a):
0.49%, 6/03/16	22,210	22,172,817
0.62%, 8/12/16	14,000	13,953,466
Federal Home Loan Bank:
0.33%, 2/08/16 (a)	41,000	40,997,369
0.24%, 2/17/16 (a)	56,000	55,994,151
0.31%, 3/02/16 (a)	40,000	39,989,500
0.31%, 3/02/16 (a)	40,000	39,989,667
0.47%, 3/09/16 (a)	43,010	42,989,224
0.47%, 3/09/16 (a)	55,500	55,473,419
0.46%, 3/16/16 (a)	40,000	39,977,755
0.50%, 3/17/16 (a)	50,000	49,968,750
0.48%, 3/29/16 (a)	55,000	54,958,200
0.40%, 4/27/16 (a)	111,000	110,893,933
0.41%, 4/29/16 (a)	20,000	19,979,956
0.50%, 5/03/16 (a)	108,800	108,660,978
0.39%, 5/26/16 (a)	53,582	53,515,246
0.45%, 6/13/16 (a)	75,000	74,875,312
0.57%, 1/06/17 (b)	50,000	50,000,000
0.18%, 2/07/17 (b)	20,000	19,996,771
0.18%, 2/10/17 (a)	25,000	24,995,924
0.23%, 2/17/17 (b)	40,000	39,993,660
0.34%, 8/25/17 (b)	27,000	27,000,000
Freddie Mac:
0.20%, 3/03/16 (a)	52,000	51,991,268
0.43%, 3/08/16 (a)	36,165	36,149,449
0.28%, 3/14/16 (a)	140,575	140,529,079
0.40%, 4/01/16 (a)	20,000	19,986,667
0.44%, 4/07/16 (a)	39,170	39,138,403
0.46%, 4/12/16 (a)	45,000	44,959,175
0.40%, 6/03/16 (a)	150,000	149,795,000
0.39%, 5/06/16 (a)	39,355	39,314,497
0.54%, 7/05/16 (a)	17,870	17,828,452
0.42%, 9/16/16 (b)	27,000	27,000,000
0.47%, 4/27/17 (b)	24,000	23,993,962
0.56%, 7/21/17 (b)	30,000	29,995,468
Total U.S. Government Sponsored Agency Obligations – 51.2%		1,840,660,140

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.30%, 5/05/16	$57,675	$57,630,499
0.26%, 6/23/16	10,000	9,989,871
U.S. Treasury Notes:
4.50%, 2/15/16	30,000	30,049,023
0.38%, 7/31/17 (b)	40,000	39,973,947
0.47%, 10/31/17 (b)	22,894	22,870,215
Total U.S. Treasury Obligations – 4.5%		160,513,555

Repurchase Agreements
Bank of Montreal, 0.30%, 2/07/16 (Purchased on 1/29/16 to be repurchased at $68,005,100, collateralized by various U.S. Government Sponsored Agency Obligations, 0.63% to 7.88%, due 12/31/16 to 1/15/29, original par and fair values of $66,613,800 and $69,360,053, respectively) (c)	68,000	68,000,000
Total Value of Bank of Montreal (collateral value of $69,360,053)		68,000,000
BNP Paribas Securities Corp., 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $100,002,917, collateralized by various Corporate Debt/Obligations, 0.75% to 8.75%, due 5/15/16 to 11/15/39, original par and fair values of $95,253,700 and $102,000,035, respectively)	100,000	100,000,000
BNP Paribas Securities Corp., 0.37%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $50,001,542, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.50%, due 4/01/18 to 9/20/45, original par and fair values of $80,668,471 and $54,078,253, respectively)	50,000	50,000,000

MASTER INSTITUTIONAL MONEY MARKET LLC	JANUARY 31, 2016	1

Schedule of Investments (continued)	Master Premier Government Institutional Portfolio (fka Master Premier Institutional Portfolio)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.32%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $143,005,084, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.25%, due 3/31/16 to 8/15/45, original par and fair values of $132,856,392 and $145,860,000, respectively)	$143,000	$143,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $301,938,288)		293,000,000
Citigroup Global Markets, Inc., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $50,001,333, collateralized by various U.S. Government Sponsored Agency Obligations, 0.63% to 2.25%, due 4/30/18 to 4/30/21, original par and fair values of $50,534,440 and $51,000,021, respectively) (d)	50,000	50,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $51,000,021)		50,000,000
Credit Suisse Securities (USA) LLC, 0.63%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $90,004,725, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 5/20/21 to 4/20/65, original par and fair values of $1,374,128,799 and $99,900,497, respectively) (b)	90,000	90,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $99,900,497)		90,000,000
Federal Reserve Bank of New York, 0.25%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $125,002,604, collateralized by a U.S. Treasury Obligation, 2.00%, due 11/30/20, original par and fair value of $121,343,700 and $125,002,660, respectively)	125,000	125,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $125,002,660)		125,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.37%, 2/02/16 (Purchased on 1/26/16 to be repurchased at $40,002,467, collateralized by various U.S. Government Sponsored Agency Obligations, 4.00% to 6.37%, due 12/01/40 to 6/01/45, original par and fair values of $41,958,266 and $41,200,762, respectively)	$40,000	$40,000,000
Total Value of Goldman Sachs & Co. (collateral value of $41,200,762)		40,000,000
HSBC Securities (USA), Inc., 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $100,002,583, collateralized by various U.S. Government Sponsored Agency Obligations, 1.25% to 1.75%, due 12/15/18 to 2/28/22, original par and fair values of $100,658,400 and $102,000,577, respectively)	100,000	100,000,000
HSBC Securities (USA), Inc., 0.33%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $30,000,825, collateralized by a U.S. Government Sponsored Agency Obligation, 1.63%, due 11/30/20, original par and fair value of $30,175,000 and $30,601,794, respectively)	30,000	30,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $132,602,371)		130,000,000
J.P. Morgan Securities LLC, 0.34%, 2/01/16, (Purchased on 1/29/16 to be repurchased at $150,003,250, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 1.25%, due 9/15/16 to 10/31/19, original par and fair values of $152,965,000 and $153,001,071, respectively)	149,999	149,999,000
Total Value of J.P. Morgan Securities LLC (collateral value of $153,001,071)		149,999,000

2	MASTER INSTITUTIONAL MONEY MARKET LLC	JANUARY 31, 2016

Schedule of Investments (continued)	Master Premier Government Institutional Portfolio (fka Master Premier Institutional Portfolio)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $100,002,667, collateralized by a U.S. Government Sponsored Agency Obligation, 0.88%, due 1/15/18, original par and fair value of $101,949,800 and $102,000,014, respectively)	$100,000	$100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $50,001,417, collateralized by various U.S. Government Sponsored Agency Obligations, 4.36% to 4.95%, due 3/25/33 to 3/20/65, original par and fair values of $135,682,117 and $53,833,123, respectively)	50,000	50,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $155,833,137)		150,000,000
Mizuho Securities USA, Inc., 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $150,005,375, collateralized by various U.S. Government Sponsored Agency Obligations, 0.52% to 2.75%, due 11/21/16 to 11/30/22, original par and fair values of $150,384,500 and $153,000,007, respectively)	150,000	150,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $153,000,007)		150,000,000
RBC Capital Markets LLC, 0.29%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $10,000,242, collateralized by a U.S. Government Sponsored Agency Obligation, 1.50%, due 5/31/20, original par and fair value of $10,099,500 and $10,200,081, respectively)	10,000	10,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $140,003,617, collateralized by various U.S. Government Sponsored Agency Obligations, 2.50% to 7.63%, due 3/15/26 to 1/01/46, original par and fair values of $467,946,507 and $144,763,421, respectively)	$140,000	$140,000,000
Total Value of RBC Capital Markets LLC (collateral value of $154,963,502)		150,000,000
TD Securities (USA) LLC, 0.33%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $80,002,200, collateralized by various U.S. Government Sponsored Agency Obligations, 0.13% to 3.75%, due 4/15/18 to 11/15/18, original par and fair values of $78,463,900 and $81,600,041, respectively)	80,000	80,000,000
TD Securities (USA) LLC, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $80,002,333, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 1.38%, due 4/28/16 to 5/31/20, original par and fair values of $81,554,300 and $81,600,026, respectively)	80,000	80,000,000
Total Value of TD Securities (USA) LLC (collateral value of $163,200,067)		160,000,000
Total Repurchase Agreements – 43.3%		1,555,999,000
Total Investments (Cost — $3,557,172,695*) — 99.0%		3,557,172,695
Other Assets Less Liabilities — 1.0%		37,143,312

Net Assets — 100.0%		$3,594,316,007

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

MASTER INSTITUTIONAL MONEY MARKET LLC	JANUARY 31, 2016	3

Schedule of Investments (concluded)	Master Premier Government Institutional Portfolio (fka Master Premier Institutional Portfolio)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio’s has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,557,172,695	—	$3,557,172,695

[1]	See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $36,608,215 was categorized as Level 1 within the disclosure hierarchy.

As of period end, there were no transfers between levels.

4	MASTER INSTITUTIONAL MONEY MARKET LLC	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 22, 2016